DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Strategic Income Fund

Classes A, C, I

Supplement Dated June 30, 2013 to Prospectus Dated February 28, 2013

Effective June 30, 2013, the Portfolio Management sections on Page 8 and Page 28 for the Diamond Hill Large Cap Fund are revised as follows:

Richard Snowdon is added as an Assistant Portfolio Manager to the Fund, replacing William Dierker.

Effective June 30, 2013, the Portfolio Management sections on Page 11 and Page 28 for the Diamond Hill Select Fund are revised as follows:

William Dierker is removed as a Portfolio Manager to the Fund.

Effective June 30, 2013, for the Diamond Hill Long-Short Fund, the third paragraph under the Average Annual Total Returns’ table in the Performance section on Page 15 is replaced with the following:

Effective June 30, 2013, the Fund’s secondary benchmark is the 60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The Fund’s secondary benchmark is a blended index representing a 60% weighting of the Russell 1000 index as described above, and a 40% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. The Fund’s new secondary benchmark was selected as its use is more accurately representative of the Fund’s net investment exposure over more recent periods. Prior to June 30, 2013, the Fund’s secondary benchmark was the 50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index.

Additionally, the performance information stated in the Average Annual Total Returns’ table for the 50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index is deleted and replaced with the following performance information for the 60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index:

	1 Year	5 Year	10 Year
60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index	9.75%	1.79%	5.45%

This Supplement and the Prospectus dated February 28, 2013 provide the information a prospective investor ought to know before investing and should be retained for future reference.

DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Strategic Income Fund

Class Y

Supplement Dated June 30, 2013 to Prospectus Dated February 28, 2013

Effective June 30, 2013, the Portfolio Management sections on Page 10 and Page 27 for the Diamond Hill Large Cap Fund are revised as follows:

Richard Snowdon is added as an Assistant Portfolio Manager to the Fund, replacing William Dierker.

Effective June 30, 2013, the Portfolio Management sections on Page 13 and Page 27 for the Diamond Hill Select Fund are revised as follows:

William Dierker is removed as a Portfolio Manager to the Fund.

Effective June 30, 2013, for the Diamond Hill Long-Short Fund, the fourth paragraph under the Average Annual Total Returns’ table in the Performance section on Page 17 is replaced with the following:

Effective June 30, 2013, the Fund’s secondary benchmark is the 60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The Fund’s secondary benchmark is a blended index representing a 60% weighting of the Russell 1000 index as described above, and a 40% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. The Fund’s new secondary benchmark was selected as its use is more accurately representative of the Fund’s net investment exposure over more recent periods. Prior to June 30, 2013, the Fund’s secondary benchmark was the 50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index.

Additionally, the performance information stated in the Average Annual Total Returns’ table for the 50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index is deleted and replaced with the following performance information for the 60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index:

	1 Year	5 Year	10 Year
60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index	9.75%	1.79%	5.45%

This Supplement and the Prospectus dated February 28, 2013 provide the information a prospective investor ought to know before investing and should be retained for future reference.

DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Strategic Income Fund

Supplement Dated June 30, 2013 to Statement of Additional Information Dated February 28, 2013

Effective June 30, 2013, Richard Snowden has been added as an Assistant Portfolio Manager for the Large Cap Fund, replacing William Dierker. Effective June 30, 2013, William Dierker is being removed as a Portfolio Manager for the Select Fund. Accordingly, effective June 30, 2013, this Statement of Additional Information is revised as follows:

The Large Cap Fund and Select Fund information in the Portfolio Manager Holdings section beginning on Page 32 is revised as follows:

Fund			Dollar Range of Shares in the Fund
	Portfolio Manager / Assistant Portfolio Manager		$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Large Cap Fund	Charles Bath	PM						X
	Christopher Welch	APM				X
	Richard Snowdon	APM						X
Select Fund	Austin Hawley	PM			X
	Richard Snowdon	PM						X

On Page 33, William Dierker is removed from the table indicating the dollar range of shares beneficially owned in aggregate of all Diamond Hill Funds.

The Other Portfolio Manager Information section is revised as follows:

On Page 35, the table for William Dierker is deleted, and on Page 38, the table for Richard Snowdon is deleted and replaced with the following information (valuation as of May 31, 2013):

Richard Snowdon, Portfolio Manager, Research Opportunities Fund and Select Fund; Assistant Portfolio Manager, Large Cap Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$804	$0
Other Pooled Investment Vehicles	4	0	$213	$0
Other Accounts	186	1	$2,893	$331

This Supplement and the prospectus dated February 28, 2013 and Statement of Additional Information dated February 28, 2013, provide the information a prospective investor ought to know before investing and should be retained for future reference.